Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 32,777	$ 45,298	$ 28,870	$ 25,307
Adjustments for:
Share of losses of joint ventures	1,366	404
Interest income	(9,012)	(15,945)	(743)	(18)
Finance costs	3,403	1,195
Depreciation	999	479	9	6
Amortization	442	833	837	625
Recovery of accounts receivable written off	(1)	(2)	(20)	(9)
Share-based payment	83	244	1,138	120
Changes in fair value on financial assets at FVTPL	(16,279)	(15,386)	(16,940)	(9,063)
Gain on disposal of subsidiaries	(14,697)
Unrealized exchange gain			(403)
Operating cash flows before movements in working capital	(919)	17,120	12,748	16,968
Decrease (increase) in fiduciary bank balances	(115)	372	369	869
(Increase) decrease in accounts receivable	(170)	(4,272)	3,834	(7,522)
Decrease in prepayments, deposits and other receivables	5,808	1,545	521	1,609
(Decrease) increase in client’s monies held on trust	385	(398)	(316)	(120)
(Decrease) increase in accounts payable	37	173	7	(52)
(Decrease) increase in other payables and accruals	16,866	523	1,421	(2,328)
Increase (decrease) in contract liabilities	(494)	4,544	(3,011)	1,201
Cash generated from operations	21,398	19,607	15,573	10,625
Profits tax refunded (paid)	(38)	(4,106)	(5,323)	65
Net cash from operating activities	21,360	15,501	10,250	10,690
CASH FLOWS FROM INVESTING ACTIVITIES
Additions of financial assets at FVTPL	(825)	(5,545)	(3,835)	(6,520)
Proceeds from disposal of financial assets at FVTPL		58,170		10,038
Receipt of return from movie income right investments			2,681
Acquisition of property, plant and equipment	(17)	(2)	(6)	(22)
Acquisition of intangible assets			(227)
Acquisition of subsidiaries, net of cash acquired		3,860		2,673
Interest received	2,858	3,109	40	18
Loan to a third party		(100,123)
Repayment of loan to a third party		100,123
Advance to AMTD Group	(91,854)	(401,454)	(140,338)	(159,931)
Advance to a non-controlling shareholder	(1,640)
Repayment from AMTD Group	55,488	222,271	92,546	113,927
Repayment from a non-controlling shareholder		97
Advance to fellow subsidiaries				(97,759)
Repayment from fellow subsidiaries				154,104
Net cash from (used in) investing activities	(35,990)	(119,494)	(49,139)	16,528
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from bank borrowings		15,018
Proceeds from issue of shares		229,186		3,498
Advance from AMTD Group				12,312
Repayment to AMTD Group				(3,116)
Advance from fellow subsidiaries				1,996
Repayment to fellow subsidiaries				(13,672)
Repayment to a non-controlling shareholder	(594)
Finance costs paid	(3,375)	(742)
Net cash from (used in) financing activities	(3,969)	243,462		1,018
Net increase (decrease) in cash and cash equivalents	(18,599)	139,469	(38,889)	28,236
Cash and cash equivalents at beginning of the year/period	153,661	14,337	53,631	25,317
Effect of foreign exchange rate changes	27	(145)	(405)	78
Cash and cash equivalents at end of the year/period	135,089	153,661	14,337	53,631
Represented by:
Cash and cash equivalents	134,843	152,930	14,337	53,631
Cash and cash equivalents classified as assets held for sale	246	731
Cash and cash equivalents, Total	$ 135,089	$ 153,661	$ 14,337	$ 53,631